UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%
Alabama - 3.7%
Birmingham Water Works Board,
Subordinate Water Revenue	5.00	1/1/30	4,600,000		5,373,582
Jefferson County,
Revenue, Refunding	5.00	9/15/32	1,000,000		1,143,060
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/23	7,835,000	[a]	6,758,941
					13,275,583
Arizona - .9%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	2,000,000	[b]	2,091,480
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,035,010
					3,126,490
California - 5.5%
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[c]	46,544
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	2,500,000		2,871,075
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	3,000,000		3,507,930
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,209,240
California State Public Works Board,
LR (Various Capital Projects)	5.13	10/1/31	1,000,000		1,104,990
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,500,000		1,681,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 5.5% (continued)
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/41	2,500,000		2,821,875
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,636,300
					19,879,664
Colorado - 3.3%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	5,565,000		6,426,518
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	2,500,000		2,794,175
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	1,500,000		1,609,320
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,080,780
					11,910,793
Connecticut - 2.6%
Connecticut,
GO	5.00	10/15/25	3,000,000		3,332,160
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,775,075
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	3,000,000		3,297,000
					9,404,235
District of Columbia - 1.1%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	8,300,000	[d]	1,221,428
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000		1,140,090
Metropolitan Washington Airports
Authority,
Airport Systems Revenue	5.00	10/1/35	1,500,000		1,728,240
					4,089,758
Florida - 7.5%
Broward County,
Airport System Revenue	5.00	10/1/37	1,560,000		1,782,004
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000		3,589,290

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Florida - 7.5% (continued)
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	10,000,000		11,690,500
Miami Beach,
Stormwater Revenue, Refunding	5.00	9/1/47	2,500,000		2,771,150
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,000,000		1,140,220
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000		2,826,000
Palm Bay,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	10/1/20	1,350,000	[d]	1,238,558
Pinellas County Health Facilities
Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	2.20	11/15/23	1,575,000	[e]	1,500,912
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[d]	787,370
					27,326,004
Georgia - 1.7%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,256,140
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,895,475
					6,151,615
Hawaii - .3%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaii
Pacific Health Obligated Group)	5.63	7/1/30	1,000,000		1,073,510
Illinois - 11.6%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.75	1/1/43	3,750,000		4,289,662
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	2,100,000		2,324,490
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,925,000		2,196,348
Chicago Park District,
Limited Tax GO	5.00	1/1/27	2,030,000		2,262,557
Cook County,
Sales Tax Revenue, Refunding	5.00	11/15/35	2,500,000		2,879,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Illinois - 11.6% (continued)
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	2,000,000		2,224,420
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000		2,817,500
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/27	5,230,000		5,807,915
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,000,000		1,094,270
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	2,500,000		2,797,875
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	3,000,000		3,364,890
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	1,500,000		1,713,060
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,000,000		2,138,060
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	8,000,000	[d]	1,519,440
Railsplitter Tobacco Settlement
Authority,
Revenue	5.00	6/1/26	2,320,000		2,694,935
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,000,000		2,189,320
					42,314,692
Indiana - 3.5%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/25	1,500,000		1,679,265
Indiana Finance Authority,
Highway Revenue, Refunding	5.00	6/1/37	4,700,000		5,512,442
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,462,902
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	3,500,000		4,000,255
					12,654,864

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Iowa - 2.0%
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/24	2,635,000		3,014,176
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	1,000,000		1,058,510
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.88	12/1/27	1,520,000	[b]	1,623,390
Iowa Finance Authority,
Midwestern Disaster Area Revenue,
Refunding (Iowa Fertilizer Company
Project)	5.25	12/1/50	1,765,000		1,758,981
					7,455,057
Kentucky - 5.7%
Kentucky Economic Development
Finance Authority,
Revenue, Refunding (Louisville Arena
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/45	2,000,000		2,209,060
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/24	3,250,000		3,530,670
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	3,000,000		3,400,800
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	5,500,000		5,520,570
Pendleton County,
Multi-County LR (Kentucky Association
of Counties Leasing Trust Program)	6.40	3/1/19	6,000,000		6,100,260
					20,761,360
Louisiana - 1.7%
New Orleans,
Water Revenue	5.00	12/1/34	2,000,000		2,242,680
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	2,175,000		2,396,197
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	1,500,000		1,633,905
					6,272,782
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	2,000,000		2,248,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Maryland - 1.9%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	5.00	7/1/32	1,445,000	1,656,201
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	4.00	7/1/48	3,000,000	3,057,060
Maryland Stadium Authority,
Revenue (Construction & Revitalization
Program)	5.00	5/1/38	1,750,000	2,024,610
				6,737,871
Massachusetts - 2.5%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,000,000	3,392,160
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/27	1,750,000	2,042,967
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,675,000	1,792,451
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000	1,929,183
				9,156,761
Michigan - 4.5%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	3,000,000	3,323,130
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000	2,787,275
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,672,920
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,500,000	2,819,225
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/37	2,000,000	2,228,060
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,300,000	2,265,155

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Michigan - 4.5% (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	1,000,000		1,117,160
					16,212,925
Missouri - 1.0%
Missouri Health & Educational Facilities
Authority,
Health Facilities Revenue (The
Children's Mercy Hospital)	4.00	5/15/48	1,500,000		1,525,575
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	2,000,000		2,282,060
					3,807,635
Nebraska - 1.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	1,500,000		1,699,035
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/37	2,000,000		2,260,500
					3,959,535
Nevada - .3%
Clark County,
Passenger Facility Charge Revenue (Las
Vegas-McCarran International Airport)	5.00	7/1/30	1,000,000		1,060,500
New Jersey - 3.0%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,512,800
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000		1,114,830
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	1,000,000		1,067,800
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,000,000		1,105,250
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	2,100,000		2,305,338
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,096,260
New Jersey Health Care Facilities
Financing Authority,
Revenue (Inspira Health Obligated
Group)	5.00	7/1/37	1,600,000		1,811,600
					11,013,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 9.8%
Long Island Power Authority,
Electric System Revenue	5.00	9/1/29	1,000,000		1,177,290
New York City,
GO	5.00	10/1/36	5,000,000		5,510,500
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000		3,200,760
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	5,000,000		5,498,300
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/31	1,000,000		1,106,520
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[b]	2,690,225
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,245,630
New York State Dormitory Authority,
Toll Highway Senior Revenue	5.00	3/15/35	5,325,000		6,143,133
New York State Energy Research and
Development Authority,
PCR (Rochester Gas and Electric
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	2.94	8/1/32	2,450,000	[e]	2,256,499
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	700,000		753,144
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,727,200
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/23	1,000,000		1,143,450
TSASC, Inc. of New York,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	2,000,000		1,984,680
					35,437,331

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Ohio - 1.4%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	7,100,000	[d]	490,752
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.25	2/15/47	1,000,000		1,082,950
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/36	1,750,000		2,033,693
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/37	1,430,000		1,657,928
					5,265,323
Pennsylvania - 4.9%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000		2,981,559
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,500,000		3,927,735
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/42	3,995,000		4,402,650
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	2,000,000		2,204,080
Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,259,720
					17,775,744
Rhode Island - .6%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	2,000,000		2,150,880
South Carolina - 1.5%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000		5,513,600
Tennessee - .7%
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	2,435,000		2,600,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Texas - 8.6%
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Permanent School Fund
Guarantee Program)	5.00	8/15/31	3,825,000	4,361,150
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	2,500,000	2,824,650
Denton,
Utility System Revenue	5.00	12/1/27	2,500,000	2,949,000
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/34	3,500,000	3,936,765
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	2,258,760
Lower Colorado River Authority,
Revenue	5.00	5/15/39	3,000,000	3,322,080
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station
Properties LLC - Texas A&M University
Project)	5.00	7/1/35	1,500,000	1,254,615
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	4,000,000	4,511,680
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	3,500,000	3,898,195
San Antonio,
Water System Revenue	5.00	5/15/36	1,945,000	2,078,310
				31,395,205
Utah - .4%
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	1,250,000	1,280,750
Virginia - 1.5%
Virginia Commonwealth Transportation
Board,
Revenue, Refunding (Virginia
Commonwealth Transportation Capital
Project)	5.00	5/15/31	1,500,000	1,787,790
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	1,700,000	1,829,846

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Virginia - 1.5% (continued)
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000	1,757,512
				5,375,148
Washington - .7%
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,478,741
West Virginia - 1.5%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/36	5,000,000	5,440,350
Wisconsin - 1.2%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	2,000,000	2,204,420
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,340,866
				4,545,286
U.S. Related - .4%
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue (Insured;
AMBAC Indemnity Corp.)	5.25	7/1/41	1,400,000	1,563,982
Total Long-Term Municipal Investments
(cost $346,399,737)				360,716,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - .3%
New York - .3%
New York City,
GO (LOC; Citibank NA)
(cost $1,000,000)	1.10	2/7/18	1,000,000 [f]	1,000,000
Total Investments (cost $347,399,737)			99.5%	361,716,520
Cash and Receivables (Net)			0.5%	1,645,015
Net Assets			100.0%	363,361,535

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $9,952,905 or 2.74% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—rate shown is the interest rate in effect at period end.
f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		361,716,520	-	361,716,520

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board").  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $14,316,783, consisting of $16,882,869 gross unrealized appreciation and $2,566,086 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)